Centre Global Infrastructure Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 1.7%
Transportation - 1.7%
Transurban Group	151,684	$1,547,939

Canada - 13.7%
Energy - 10.3%
Enbridge, Inc.	96,543	5,129,190
Pembina Pipeline Corp.	25,811	1,134,394
TC Energy Corp.	45,982	2,954,673
		9,218,257
Utilities - 3.4%
Algonquin Power & Utilities Corp.	224,006	1,563,562
Northland Power, Inc.	89,532	1,434,822
		2,998,384
Total Canada		12,216,641

France - 4.0%
Capital Goods - 1.7%
Schneider Electric SE	4,596	1,502,656

Telecommunication Services - 1.3%
Orange SA	52,952	1,138,114

Utilities - 1.0%
Engie SA	26,407	902,689
Total France		3,543,459

Germany - 5.2%
Telecommunication Services - 4.3%
Deutsche Telekom AG	94,513	3,807,054

Utilities - 0.9%
E.ON SE	36,538	849,651
Total Germany		4,656,705

Italy - 1.7%
Utilities - 1.7%
Enel SpA	121,208	1,459,979

Japan - 6.4%
Telecommunication Services - 6.4%
KDDI Corp.	88,600	1,515,388
NTT, Inc.	785,500	771,089
SoftBank Corp.	715,300	979,292
SoftBank Group Corp.	93,800	2,456,045
Total Japan		5,721,814

Netherlands - 0.7%
Telecommunication Services - 0.7%
Koninklijke KPN NV	109,476	621,042

Singapore - 0.9%
Telecommunication Services - 0.9%
Singapore Telecommunications Ltd.	205,100	817,222

Spain - 4.1%
Transportation - 1.4%
Aena SME SA (a)	40,690	1,282,275

Utilities - 2.7%
Iberdrola SA	99,547	2,358,376
Total Spain		3,640,651

Switzerland - 2.8%
Capital Goods - 2.0%
ABB Ltd.	19,100	1,784,174

Telecommunication Services - 0.8%
Swisscom AG	747	700,995
Total Switzerland		2,485,169

United Kingdom - 3.4%
Telecommunication Services - 1.2%
Vodafone Group PLC	682,323	1,052,868

Utilities - 2.2%
National Grid PLC	72,661	1,362,094
SSE PLC	15,769	571,444
		1,933,538
Total United Kingdom		2,986,406

United States - 55.0% (b)
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	175,972	4,928,976

Electric Utilities - 1.6%
Constellation Energy Corp.	4,327	1,427,391

Electrical Equipment - 2.3%
GE Vernova, Inc.	2,298	2,007,533

Energy - 9.6%
Cheniere Energy, Inc.	9,714	2,289,881
ONEOK, Inc.	27,331	2,262,187
Williams Cos., Inc.	53,572	4,002,900
		8,554,968
Health Care Equipment & Services - 0.6%
Universal Health Services, Inc. - Class B	2,707	557,913

Health Care Providers & Services - 4.7%
HCA Healthcare, Inc.	7,848	4,157,086

Independent Power and Renewable Electricity Producers - 1.8%
AES Corp.	93,484	1,615,403

Oil, Gas & Consumable Fuels - 5.8%
Kinder Morgan, Inc.	87,808	2,921,372
Targa Resources Corp.	9,498	2,239,628
		5,161,000
Telecommunication Services - 9.1%
T-Mobile US, Inc.	12,765	2,771,154
Verizon Communications, Inc.	106,339	5,331,837
		8,102,991
Utilities - 14.0%
American Electric Power Co., Inc.	7,340	982,239
Consolidated Edison, Inc.	4,982	560,575
Dominion Energy, Inc.	11,747	741,705
Duke Energy Corp.	10,698	1,399,833
Entergy Corp.	5,982	640,732
Exelon Corp.	13,867	686,000
NextEra Energy, Inc.	28,449	2,667,663
PG&E Corp.	30,156	572,964
Public Service Enterprise Group, Inc.	7,383	635,455
Sempra	9,107	876,731
Southern Co.	15,147	1,475,015
WEC Energy Group, Inc.	4,395	514,039
Xcel Energy, Inc.	7,939	661,795
		12,414,746
Total United States		48,928,007
TOTAL COMMON STOCKS (Cost $62,922,616)		88,625,034

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (c)	394,705	394,705
TOTAL MONEY MARKET FUNDS (Cost $394,705)		394,705

TOTAL INVESTMENTS - 100.0% (Cost $63,317,321)		89,019,739
Other Assets in Excess of Liabilities - 0.0% (d)		9,219
TOTAL NET ASSETS - 100.0%		$89,028,958

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $1,282,275 or 1.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Centre Global Infrastructure Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,625,034	$–	$–	$88,625,034
Money Market Funds	394,705	–	–	394,705
Total Investments	$89,019,739	$–	$–	$89,019,739

Refer to the Schedule of Investments for further disaggregation of investment categories.